First Eagle Overseas Variable Fund
First Eagle Overseas Variable Fund

FIRST EAGLE VARIABLE FUNDS

First Eagle Overseas Variable Fund

1345 Avenue of the Americas
New York, New York 10105
(800) 747-2008

SUPPLEMENT DATED JANUARY 2, 2015
TO PROSPECTUS DATED APRIL 30, 2014

This Supplement describes various changes to the information set forth in the First Eagle Overseas Variable Fund’s Prospectus as described below.

The Fees and Expenses section for the Fund is replaced by the following:

Fees and Expenses of the Fund

The following information describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown do not reflect charges imposed by variable annuity contracts and variable life insurance policies (collectively “Variable Contracts”) issued by the life insurance companies through which the Fund is offered.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)

Management Fees	0.75%

Distribution and Service (12b-1) Fees	0.25

Other Expenses	0.26

Total Annual Operating Expenses*	1.26%

*

Expenses shown in the table above (and that form the basis of the expense example on the following page) reflect annual expenses for the Fund’s fiscal year ended December 31, 2013. The methodology for the allocation of certain expenses among the various First Eagle Funds is subject to change and will be changed in certain respects effective January 1, 2015. Total expenses shown for the Fund will increase. The Fund does not anticipate that these changes will increase the total expenses shown above by more than 0.05% of the average daily value of the net assets, calculated at an annual rate, of the Fund.

*  *  *  *

The information in this Supplement modifies the First Eagle Variable Funds’ Prospectus dated April 30, 2014. In particular, and without limitation, the information contained in this Supplement replaces information contained in that section of the Prospectus entitled “Fees and Expenses of the Fund”.